United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, July 25, 2012
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:   $222,245 (x1000)



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									Form 13-F INFORMATION TABLE



								Value	 Shares/       SH/ Put/ Inv. Other      Vtg.Auth.
Name of Issuer			Title of Class	Cusip		x$1000	 Prn Amt.      PRN Call Disc Mgrs.      Sole
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ABRAXAS PETROLEUM CORP	        com	        003830106	8,201	2,574,862	SH	sole		2,574,862
ALCATEL-LUCENT-SPONSORED ADR	spons adr	013904305	4,048	2,483,940	SH	sole		2,483,940
ALPHA NATURAL RESOURCES INC	com	        02076X102	4,142	475,530	        SH	sole		475,530
AMKOR TECHNOLOGY INC	        com	        031652100	9,376	1,921,090	SH	sole		1,921,090
ARCH COAL INC	                com	        039380100	5,140	746,010	        SH	sole		746,010
ATP OIL & GAS CORPORATION	com	        00208J108	371	110,142	        SH	sole		110,142
BARRICK GOLD CORP	        com	        067901108	7,493	199,450	        SH	sole		199,450
BP PLC-SPONS ADR	        spons adr	055622104	13,857	341,850	        SH	sole		341,850
CALLON PETROLEUM CO	        com	        13123X102	4,173	979,390	        SH	sole		979,390
CELESTICA INC	                sub vtg shs	15101Q108	6,685	920,720	        SH	sole		920,720
CHIPMOS TECHNOLOGIES BERMUDA	shs	        G2110R114	23,837	2,252,969	SH	sole		2,252,969
CLEARWIRE CORP-CLASS A	        cl a	        18538Q105	4,596	4,104,190	SH	sole		4,104,190
CONOCOPHILLIPS	                com	        20825C104	2,671	47,810	        SH	sole		47,810
ENSCO PLC	                shs class A	G3157s106	2,254	4,800	        SH	sole		4,800
FLEXTRONICS INTL LTD	        ord	        Y2573F102	8,284	1,336,090	SH	sole		1,336,090
FREEPORT-MCMORAN COPPER	        com	        35671D857	7,001	205,460	        SH	sole		205,460
GOLD FIELDS LTD-SPONS ADR	spons adr	38059T106	7,345	573,480	        SH	sole		573,480
GOLDCORP INC	                com	        380956409	2,732	72,700	        SH	sole		72,700
GOODYEAR TIRE & RUBBER CO	com	        382550101	9,634	815,950	        SH	sole		815,950
HYPERDYNAMICS CORP	        com	        448954107	661	789,090	        SH	sole		789,090
KINROSS GOLD CORP	        com no par	496902404	3,517	431,450	        SH	sole		431,450
MARATHON OIL CORP	        com	        565849106	5,731	224,160	        SH	sole		224,160
MICRON TECHNOLOGY INC	        com	        595112103	8,098	1,283,080	SH	sole		1,283,080
NEUTRAL TANDEM INC	        com	        64128B108	4,513	342,390	        SH	sole		342,390
SPRINT NEXTEL CORP	        com ser 1	852061100	4,795	1,470,740	SH	sole		1,470,740
TECK RESOURCES LTD-CLS B	cl b	        878742204	6,057	195,770	        SH	sole		195,770
UNISYS CORP	                com new	        909214306	7,314	374,190	        SH	sole		374,190
UTSTARCOM HOLDINGS CORP	        com	        G9310A106	2,538	2,132,650	SH	sole		2,132,650
WARREN RESOURCES INC	        com	        93564A100	7,407	3,099,020	SH	sole		3,099,020
WESTERN DIGITAL CORP	        com	        958102105	11,319	371,340	        SH	sole		371,340
YAMANA GOLD INC	                com	        98462Y100	11,132	722,880	        SH	sole		722,880
Market Vectors Gold Miners ETF	gold miner etf	57060U100	2,052	45,850	        SH	sole		45,850
Market Vectors Jr Gld Mner ETF	jr gld mner etf	57060U589	1,184	61,650	        SH	sole		61,650
PowerShares DB Agriculture Fund	db ag	        73936B408	6,639	235,240	        SH	sole		235,240
PowerShares DB Base Metals Fund	db base met	73936B705	7,650	418,100	        SH	sole		418,100



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